15 Labor and social obligations	12 Months Ended
Dec. 31, 2020
Labor And Social Obligations
Labor and social obligations
15	Labor and social obligations

a)	Variable compensation (bonuses)

The Company recorded bonuses related to variable compensation of employees and management in cost of services and general and administrative expenses of R$ 9,514, R$ 6,871 and R$1,945 for the years ended December 31, 2020, 2019 and 2018, respectively.

b)	Share-based compensation plans

b.1) Share-based compensation plans exercised in 2019

The fair value of the stock options was estimated at the grant date using the Monte Carlo pricing model for Afya Brazil and Black & Scholes pricing model for the Guardaya’s plan, taking into account the terms and conditions on which the stock options were granted. The exercise price of the stock options granted was monetarily adjusted by the CDI rate. The Company accounted for the stock options plan as an equity-settled plan.

The stock options granted in June 2018 had the following vesting periods after the grant date: 10% after 90 days, 15% after 12 months, 25% after 24 months, 25% after 36 months and 25% after 48 months.

The stock options granted in February 2019 had the following vesting periods after the grant date: 10% after 90 days, 15% after 15 months, 25% after 27 months, 25% after 39 months and 25% after 51 months.

The Guardaya’s stock options had the following vesting periods: 10% after 1 year, 15% after 2 years, 25% after 3 years and 50% after 4 years.

The stock options vest immediately at the following liquidity events: (i) an IPO, (ii) changes in the Company’s control group; and (iii) sale of Crescera’s interest on Afya Brazil. On July 18, 2019, Afya Limited completed its IPO and the stock options became vested.

The following table list the inputs to the model used to determine the fair value of the stock options:

	05/15/2018	02/07/2019	03/29/2019*

Weighted average fair value at the measurement date	R$ 366.16	R$ 529.12	R$ 684.22
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	49.5%	45.5%	43.7%
Risk-free interest rate (%)	7.7%	7.6%	7.2%
Expected life of stock options (years)	4.0	4.0	4.0
Weighted average share price	R$254.13	R$ 368.41	R$ 213.35
Model used	Monte Carlo	Monte Carlo	Black & Scholes

*After the corporate reorganization described in Note 1, the options originally granted under the Guardaya’s plan granted on August 10, 2018 were remeasured at fair value and included in Afya Brazil’s plan with no changes to the previous terms and conditions other than the shares subject to such options granted and, consequently, the number of stock and exercise price of the shares as per the share exchange ratio applied on the corporate reorganization.

The stock options became vested immediately as a result of the IPO mentioned in Note 1 and was fully exercised on July 31,2019 at Afya Limited.The share-based compensation expense recognized in general and administrative expenses in the statement of income for the year ended December 31, 2019 related to these stock option plans was R$ 7,074 (R$ 2,161 for the year ended December 31, 2018).

In September, 2019, as a result of the IPO mentioned in Note 1, the Company had a capital increase through the issuance of 1,842,428 Class A common shares in the amount of R$ 17,627 related to the exercise of the stock options.

The following table illustrates the number and movements in stock options during the periods:

	Number of stock options (i) – 2019	Number of stock options (i) – 2018
Outstanding at January 1	1,291,248	-
Granted	293,860	1,434,720
Forfeited	-	-
Addition of Guardaya’s plan	257,320	-
Exercised	(1,842,428)	(143,472)
Expired	-	-
Outstanding at December 31	-	1,291,248

(i)	The number of common shares outstanding from Afya Brazil was retrospectively adjusted in the proportion of 1:28 due to the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya, which did not result in changes on the arrangements of the plans.

b.2) Afya Limited share-based compensation plan

The stock options plan approved on August 30, 2019 as a result of the IPO will govern the issuance of equity incentive awards with respect to Company’s Class A common shares. On September 2, 2019 and September 25, 2019, the Company granted 2,306,213 and 58,000 stock options, respectively. The fair value of the stock options was estimated at the grant date using the Binomial pricing model, taking into account the terms and conditions on which the stock options were granted. The Company accounts for the stock options plan as an equity-settled plan.

The stock options will vest in five installments of 20% per year, starting on May 1 of the year following the date of execution of the option agreement with each beneficiary.

On March 19, 2020, 230,000 additional stock options were granted, with an exercise price of US$19.00 each. These stock options will vest in four annual installments, representing each, respectively, 25% of the total stock options granted to such option holder.

On July 29, 2020, the board of directors approved a change in the strike price of the current share-based compensation plan. The strike price is now measured in Brazilian Reais (where the Company’s operations are located and valuated) adjusted by CDI rate instead of U.S. dollar adjusted by T-Bond. Furthermore, the first tranche had its vesting period extended from May 2020 to May 2021, including one year lock-up period after the vesting period. This change was assessed as a modification by the Company and was accounted in accordance with IFRS 2.

As result, the expense related to the share-based payment of the Company reflects the cost of the original award at grant date over the vesting period plus the incremental fair value of the repriced options at modification date (R$11.53 average per option, in Brazilian Reais) over the vesting period of the options.

On August 17, 2020, 127,000 additional stock options were granted, with an exercise price of R$74 and R$122 (in Brazilian Reais). These stock options will vest in 3 to 5 annual installments.

On November 26, 2020, 115,000 additional stock options were granted, with an exercise price of R$126 (in Brazilian Reais). These stock options will vest in 5 annual installments.

On December 16, 2020, 5,220 additional stock options were granted, with an exercise price of R$97 (in Brazilian Reais). These stock options will vest in 1 annual installment.

The share-based compensation expense, including the incremental fair value as result of the modification, recognized in general and administrative expenses in the statement of income for the year ended December 31, 2020 was R$ 32,610 (December 31, 2019: R$ 11,040).

The following table illustrates the number and movements in stock options during the period:

	Weighted average exercise price (in Reais)	Number of stock options
		2020	2019
Outstanding at January 1	74.53	2,364,214	-
Granted	94.55	477,220	2,364,214
Forfeited	74.57	(274,359)	-
Exercised	96.20	(56,092)	-
Expired		-	-
Outstanding at December 31	78.22	2,510,983	2,364,214

The following table list the inputs to the model used to determine the original fair value of the stock options granted in March 2020 and September 2019:

	March 2020	September 2019
Strike price at the measurement date	US$ 19.00	US$ 19.00
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	39.7%	38.9%
Risk-free interest rate (%)	0.8%	1.4%
Expected life of stock options (years)	4.0	5.0
Share price at the measurement date	US$ 16.30	US$ 21.90
Model used	Binomial	Binomial
Weighted average fair value at the measurement date	US$ 3.94	US$ 6.55

On July 29, 2020 the stock options plans granted in September 2019 and March 2020 was remeasured considering the new strike price in Brazilian Reais. The strike price was previously measured at US$ 19.00 adjusted by T-Bond rates. The average incremental fair value, as result of the modification, was R$ 15.94 per option. The following table list the inputs to the model used to determine the incremental fair value of the stock options as result of the modification:

	Modified plan	Original plan (*)
Strike price at the measurement date	R$ 74.38	R$ 99.09
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	41% - 76%	42% - 76%
Risk-free interest rate (%)	2.0% - 4.9%	0.2% - 0.4%
Expected life of stock options (years)	1 – 4	1 – 4
Share price at the measurement date	R$ 133.68	R$ 133.68
Model used	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 69.54	R$ 57.12

(*) The strike price of the original plan was based in U.S. dollars.

The following table list the inputs to the model used to determine the fair value of the stock options granted on August 17,2020, November 26, 2020 and December 16, 2020, which has been granted in line with the modified plan on July 29, 2020:

	August 2020	November 2020	December 2020
Strike price at the measurement date	R$74 – R$122	R$126	R$97
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	41% - 75%	40% - 69%	69%
Risk-free interest rate (%)	2.2% - 6.1%	2.2% - 6.9%	0.9%
Expected life of stock options (years)	1 – 5	1 – 5	1
Share price at the measurement date	R$ 136	145.15	R$ 119.78
Model used	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 67.12	R$ 56.43	R$ 40.38